Commitments, Contingencies and Guarantees - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Sep. 30, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Remainder 2024	$ 2,153
2025	9,186
2026	9,143
2027	7,742
2028	4,968
2029 and beyond	18,868
Total lease payments	52,060
Less: interest	(9,743)
Total lease liability	$ 42,317